STOCK BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
STOCK BASED COMPENSATION [Abstract]
Summary of All Stock Option Activity

A summary of all stock option activity since December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	35,000	$1.20
Granted in 2012	415,000	$0.69
Outstanding at September 30, 2012	450,000	$0.73	9.54 years	$-

Exercisable at September 30, 2012	380,000	$0.74	9.72 years	$-